Financial Assets and Liabilities - Financial Assets (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets [line items]
Total financial assets	£ 136,089
Level 3
Disclosure of financial assets [line items]
Total financial assets	65,917	£ 52,368
Level 3 | Trade and other receivables
Disclosure of financial assets [line items]
Total financial assets	£ 65,917	£ 52,368